LOANS AND BORROWINGS - Short-term borrowings secured (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
LOANS AND BORROWINGS
Property and equipment, net	¥ 47,499,494	¥ 46,916,628
Secured short-term loans and borrowings	¥ 264,603	¥ 264,004
Weighted average interest rate at point in time	4.66%	7.94%
VIEs
LOANS AND BORROWINGS
Property and equipment, net	¥ 2,030,013	¥ 2,441,858
Asset pledged as security | Short-term borrowings
LOANS AND BORROWINGS
Property and equipment, net	¥ 213,951	¥ 245,543